Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Institutional Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.04%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.035%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by the fund from 0.05% to 0.035%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.035% of the fund’s average net assets throughout the month.

LC2-IB-17-02 1.9871030.103	July 31, 2017

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Investor Class have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.17%. FMR and the fund on behalf of its Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by the fund from 0.05% to 0.035%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.035% of the fund’s average net assets throughout the month.

LC2B-17-02 1.9871029.103	July 31, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Investor Class have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.17%. FMR and the fund on behalf of its Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by the fund from 0.05% to 0.035%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.035% of the fund’s average net assets throughout the month.

LC1B-17-02 1.9871027.103	July 31, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Institutional Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.04%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.035%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by the fund from 0.05% to 0.035%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.035% of the fund’s average net assets throughout the month.

LC1-IB-17-02 1.9871028.103	July 31, 2017